Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Summary of Net Proceeds from Business Combination
The net proceeds from the Business Combination, as reported in the consolidated statements of cash flows for the year ended December 31, 2019 within the financing section are summarized below:

Gross cash received by KLDiscovery from Business Combination	$201,657
Less: fees to underwriters	(6,500)
Less: other transaction costs	(8,654)

Net cash received by KLDiscovery from Business Combination	$186,503